Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Consolidated income statement
Revenue	€ 43,809	€ 44,974	€ 43,666
Cost of sales	(30,086)	(30,682)	(30,160)
Gross profit	13,723	14,292	13,506
Selling and distribution expenses	(3,522)	(3,814)	(3,891)
Administrative expenses	(5,350)	(5,810)	(5,410)
Net credit losses on financial assets	(664)	(660)	(575)
Share of results of equity accounted associates and joint ventures	342	(2,505)	(908)
Impairment loss	0	(1,685)	(3,525)
Other income/(expense)	568	4,281	(148)
Operating profit/(loss)	5,097	4,099	(951)
Non-operating expense	0	(3)	(7)
Investment income	330	248	433
Financing costs	(1,027)	(3,549)	(2,088)
Profit/(loss) before taxation	4,400	795	(2,613)
Income tax expense	(3,864)	(1,250)	(1,496)
Profit/(loss) for the financial year from continuing operations	536	(455)	(4,109)
Loss for the financial year from discontinued operations	0		(3,535)
Profit/(loss) for the financial period	536	(455)	(7,644)
Attributable to:
Owners of the parent	112	(920)	(8,020)
Non-controlling interests	424	465	376
Profit/(loss) for the financial period	€ 536	€ (455)	€ (7,644)
Earnings/(loss) per share
Basic - From continuing operations (in eurocents per share)	€ 0.38	€ (3.13)	€ (16.25)
Diluted - From continuing operations (in eurocents per share)	0.38	(3.13)	(16.25)
Basic - Total Group (in eurocents per share)	0.38	(3.13)	(29.05)
Diluted - Total Group (in eurocents per share)	€ 0.38	€ (3.13)	€ (29.05)